                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) UNION STANDARD EQUITY FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Union Standard Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                14,283          $  1,344,455
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                               17,749             1,382,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,726,570
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)                                                                       16,670          $    579,449
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                            2,255          $     14,545
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                          2,263                79,952
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                    57,350             1,206,644
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                16,783               698,676
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                      29,810             1,017,713
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,017,530
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                             9,030          $  1,957,253
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       17,660             1,316,023
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                             9,666               807,884
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                       23,440             1,966,147
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,047,307
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                              30,580          $  1,227,787
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                     44,970               886,359
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                                   30,460               615,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,729,438
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                  35,660          $  1,591,149
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                14,150             1,489,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,080,437
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                          18,890          $    537,798
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                 14,250               947,198
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,484,996
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                                16,290          $  1,056,407
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                 11,140               745,155
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                 18,730             1,146,089
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,947,651
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                 78,548          $  3,006,817
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                            19,760             1,372,134
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                              33,020             1,115,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,494,697
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         101,090          $  2,401,898
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                  28,310               890,633
---------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                    16,733               436,062
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,728,593
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                        29,480          $  2,483,395
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                       24,160             1,896,560
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                    55,842             4,684,027
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,063,982
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                  19,069          $  1,114,011
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                        25,580             1,658,863
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,772,874
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                            40,460          $  1,474,767
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                           47,510             1,336,456
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,811,223
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                                12,690          $    918,502
---------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                         28,938             1,151,154
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,069,656
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                    4,398          $    307,992
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                        23,490               808,056
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              11,057             1,089,225
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                        22,350             1,441,128
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                       13,600             1,054,000
---------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                          11,290               699,867
---------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc.                                                                                 26,760             1,431,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,831,928
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                 2,670          $  1,397,425
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                        10,690          $  1,081,935
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                           9,050             1,092,697
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                          15,250             1,418,250
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                                 4,720               462,135
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                           17,217               621,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,676,723
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                36,386          $  1,778,912
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                 44,240             2,143,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,922,340
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                              14,620          $    723,251
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                11,790               832,846
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,556,097
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                               12,050          $    935,924
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                                                  3,399               281,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,217,429
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                  47,730          $  1,509,223
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                              31,730          $    883,681
---------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc. (a)                                                                                  32,070               179,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,063,594
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                          33,180          $  1,206,093
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. (a)                                                                       16,980          $    852,905
---------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                             15,620               492,967
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                    39,358             2,425,240
---------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. (a)                                                                       15,180               310,583
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                    44,470             2,214,606
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                32,971             1,890,557
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,186,858
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                    39,180          $  1,281,970
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                       15,560          $  1,250,557
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                23,460               870,835
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        16,270             1,171,277
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,292,669
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                           34,970          $  1,451,255
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. (a)                                                                            71,870               415,409
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                        102,160               990,952
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                         45,125             1,857,796
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,715,412
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                   27,448          $  1,925,203
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)                                                                           25,820          $  1,335,927
---------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp.                                                                                 16,390               636,752
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                                     44,540               766,088
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                            16,890               790,283
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,529,050
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $ 94,866,417
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., 5.37%, due 7/02/07 (y)                                                          $  2,433,000          $  2,432,637
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                    $ 97,299,054
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                     158,360
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 97,457,414
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UNION STANDARD EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $  78,137,103
                                                                 =============
Gross unrealized appreciation                                    $  19,583,914
Gross unrealized depreciation                                         (421,963)
                                                                 -------------
      Net unrealized appreciation (depreciation)                 $  19,161,951
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) MID CAP VALUE FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                                             30,300          $  2,801,538
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                       166,970          $  9,495,584
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)                                                                       36,060             1,253,446
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,749,030
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. (a)                                                                                 69,170          $  5,101,287
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                     51,150          $  5,032,137
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              298,480            13,133,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,165,257
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                                                      35,050          $  2,708,664
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                        161,940             8,790,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,498,767
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                 72,770          $  5,538,525
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                     208,300            11,389,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,928,369
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                                 735,850          $  8,727,181
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                    439,680            15,476,736
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,203,917
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                   497,450          $  9,914,178
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         360,720            10,269,698
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                111,960             7,441,981
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,625,857
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                         83,950          $  3,820,565
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                              132,480             5,688,691
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,509,256
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           174,300          $ 12,103,392
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 139,800            13,008,390
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)                                                                        74,060             4,476,927
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,588,709
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                 315,670          $  9,930,978
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                                                        138,580          $  6,312,319
---------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                         57,580             3,290,697
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,603,016
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                          432,220          $ 25,483,691
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                                          360,620          $ 12,145,682
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                          525,810          $ 14,791,035
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                             192,270          $  5,525,840
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. (a)                                                                    172,130          $  4,845,459
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                         86,180             3,704,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,549,475
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                          448,900          $ 15,406,248
---------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                        129,000             5,131,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,537,868
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                                 71,100          $  1,692,180
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                         264,080            13,790,258
---------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. (a)                                                                       38,030             2,192,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,674,868
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                             99,380          $  6,213,238
---------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                                                             44,050             2,257,562
---------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                       127,300             3,573,311
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                   374,260            14,985,370
---------------------------------------------------------------------------------------------------------------------------------
First American Corp.                                                                                 85,280             4,221,360
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                       682,520            23,478,688
---------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                                    68,950             2,003,687
---------------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                                15,050               829,405
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                               189,960            10,801,126
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                      180,830            14,014,325
---------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                                89,180             4,263,696
---------------------------------------------------------------------------------------------------------------------------------
W.R. Berkley Corp.                                                                                  190,730             6,206,354
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                 72,910             6,145,584
---------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                      97,930             4,611,524
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $103,605,230
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                                                              161,940          $  1,323,050
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                        249,370          $  7,832,712
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                               240,100          $  8,108,177
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                       131,750            13,334,418
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                         273,420            25,428,060
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                          541,760            19,562,954
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 66,433,609
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  159,240          $ 11,398,399
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                       47,110          $  2,809,640
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                    56,830          $  1,982,230
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                   266,040            14,185,253
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,167,483
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                                                162,510          $ 13,459,078
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                       136,740          $  7,226,709
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                       236,160          $  4,069,037
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                 597,490            18,892,634
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,961,671
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)                                                                99,910          $  3,214,105
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. (a)                                                                               186,900          $  4,962,195
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                                     174,220             3,496,596
---------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                           113,310             2,786,293
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                     204,640            11,220,411
---------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                             204,720             9,750,814
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                    746,490            12,705,260
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                 81,890             5,260,614
---------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                                  61,310             1,704,418
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                                124,420             9,569,142
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 61,455,743
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                                           617,800          $ 11,954,430
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                             176,980          $  6,058,025
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                                               102,350          $  2,135,021
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                              7,250             5,626,652
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,761,673
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                              199,070          $ 10,465,110
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT                                                                           93,550          $  5,546,579
---------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc., REIT                                                             298,390            10,756,959
---------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                            382,830            17,468,533
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                   497,500            11,502,200
---------------------------------------------------------------------------------------------------------------------------------
Macerich Co., REIT                                                                                   45,200             3,725,384
---------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp., REIT                                                                        174,080             7,570,739
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                      101,700             3,491,361
---------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc., REIT                                                                          74,200             3,681,062
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 63,742,817
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                         263,640          $  7,716,743
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                                                                            67,690             4,801,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,518,672
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                       56,240          $  4,520,009
---------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                                     168,910             6,508,102
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,028,111
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                               191,780          $  7,993,390
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                      40,490             1,591,257
---------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                     93,330             3,092,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,677,603
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                        326,730          $ 20,704,880
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                      1,273,820            12,356,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 33,060,934
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                         213,640          $ 16,507,963
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                              70,860             4,620,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,128,035
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 11.5%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                                    243,190          $  4,182,868
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                    260,560            22,713,015
---------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                                 41,190             2,311,583
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      82,870             4,702,044
---------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)                                                                                    171,160             7,299,974
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                                 230,880             6,547,757
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                452,650            18,816,661
---------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                                583,960            16,467,672
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                          391,300            17,725,890
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                   215,300             4,407,191
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $105,174,655
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $893,871,934
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.7% (y)
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.36%, due 7/02/07                                                     $ 15,672,000          $ 15,669,667
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $909,541,601
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                   3,584,718
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $913,126,319
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $790,162,510
                                                                  ============
Gross unrealized appreciation                                     $139,064,191
Gross unrealized depreciation                                      (19,685,100)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $119,379,091
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------


* Print name and title of each signing officer under his or her signature.